LEASES (Schedule of Operating ROU Assets and Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating right-of-use assets	$ 272	$ 376
Operating lease liabilities, current	166	142
Operating lease liabilities long-term	146	257
Total operating lease liabilities	$ 312	$ 399